Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
Disaggregated Revenues
The following tables represent a disaggregation of revenues from contracts with customers for the years ended December 31, 2025, 2024 and 2023 by segment and geographic region:

	December 31, 2025
	North America	Europe	Asia-Pacific	South America	Total
	(In thousands)
Warehouse rent and storage	$807,545	$77,915	$76,879	$8,208	$970,547
Warehouse services(1)	1,084,282	107,944	184,767	5,136	1,382,129
Transportation	90,151	47,277	48,054	2,748	188,230
Total revenues(2)	1,981,978	233,136	309,700	16,092	2,540,906
Lease revenues(3)	55,850	3,034	2,056	—	60,940
Total revenues	$2,037,828	$236,170	$311,756	$16,092	$2,601,846

	December 31, 2024
	North America	Europe	Asia-Pacific	South America	Total
	(In thousands)
Warehouse rent and storage	$840,571	$73,719	$75,037	$8,380	$997,707
Warehouse services(1)	1,120,818	102,731	168,649	5,706	1,397,904
Transportation	108,015	59,122	39,169	2,823	209,129
Total revenues(2)	2,069,404	235,572	282,855	16,909	2,604,740
Lease revenues(3)	54,107	5,320	2,374	—	61,801
Total revenues	$2,123,511	$240,892	$285,229	$16,909	$2,666,541

	December 31, 2023
	North America	Europe	Asia-Pacific	South America	Total
	(In thousands)
Warehouse rent and storage	$889,285	$81,176	$71,438	$7,758	$1,049,657
Warehouse services(1)	1,066,747	100,966	159,229	4,975	1,331,917
Transportation	125,755	76,631	34,718	2,566	239,670
Total revenues(2)	2,081,787	258,773	265,385	15,299	2,621,244
Lease revenues(3)	43,672	5,850	2,563	—	52,085
Total revenues	$2,125,459	$264,623	$267,948	$15,299	$2,673,329
(1)Warehouse segment financial results and related metrics have been recast to include the Company’s former Third-Party Managed reportable segment. The former Third-Party Managed services revenues are now included within Warehouse services revenues. The former Third-Party Managed services cost of operations are now included in within the applicable Warehouse cost of operations categories.
(2)Revenues are within the scope of ASC 606: Revenue From Contracts With Customers. Elements of contracts or arrangements that are in the scope of other standards (e.g., leases) are separated and accounted for under those standards.
(3)Revenues are within the scope of ASC 842: Leases.
Performance Obligations
Substantially all of our revenues for warehouse storage and handling services, and management and incentive fees earned under third-party managed and other contracts are recognized over time as the customer benefits equally throughout the period until the contractual term expires. Typically, revenues are recognized over time using an input measure (e.g. passage of time). Revenues are recognized at a point in time upon delivery when the customer typically obtains control for most accessorial services, transportation services and reimbursed costs.
For arrangements containing non-cancellable contract terms, any variable consideration related to storage renewals or incremental handling charges above stated minimums are 100% constrained and not included in the aggregate amount of the transaction price allocated to the unsatisfied performance obligations disclosed below, given the degree in difficulty in estimation. Payment terms are generally 0 - 30 days upon billing, which is typically monthly, either in advance or subsequent to the performance of services. The same payment terms typically apply for arrangements containing variable consideration.
The Company has no material warranties or obligations for allowances, refunds or other similar obligations.
At December 31, 2025, the Company had $1.4 billion of remaining unsatisfied performance obligations from contracts with customers subject to a non-cancellable term and within contracts that have an original expected duration exceeding one year. These obligations also do not include variable consideration beyond the non-cancellable term, which due to the inability to quantify by estimate, is fully constrained. The Company expects to recognize approximately 26% of these remaining performance obligations as revenues in 2026, and the remaining 74% to be recognized over a weighted average period of 12.4 years through 2042.
Contract Balances
The timing of revenue recognition, billings and cash collections results in accounts receivable (contract assets), and unearned revenues (contract liabilities) on the accompanying Consolidated Balance Sheets. Generally, billing occurs monthly, subsequent to revenue recognition, resulting in contract assets. However, the Company may bill and receive advances or deposits from customers, particularly on storage and handling services, before revenue is recognized, resulting in contract liabilities. These assets and liabilities are reported on the accompanying Consolidated Balance Sheets on a contract-by-contract basis at the end of each reporting period. Changes in the contract asset and liability balances during the year ended December 31, 2025, were not materially impacted by any other factors.
Receivables balances related to contracts with customers accounted for under ASC 606 were $360.2 million and $381.0 million at December 31, 2025 and 2024, respectively. All other trade receivable balances relate to contracts accounted for under ASC 842.
Balances in unearned revenues related to contracts with customers were $20.2 million and $22.0 million at December 31, 2025 and 2024, respectively. Substantially all revenues that were included in the contract liability balances at the beginning of 2025 and 2024 have been recognized as of December 31, 2025 and 2024, respectively, and represents revenues from the satisfaction of monthly storage and handling services with average inventory turns of approximately 30 days.